Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements Activities

The accompanying consolidated financial statements reflect the activities of SLG Cayman and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Amelia Global Limited (“Amelia”)	January 8, 2021	BVI	100%	Investment holding
Jiabin Logistics Network Limited (“Jiabin HK”)	May 10, 2017	Hong Kong	100%	Investment holding
Jiangxi Jiabin Logistics Network Co., Limited (“Jiangxi JB”)	July 25, 2017	PRC	100%	Investment holding
Fuzhou Jiabin Modern Logistics Park Co., Limited (“Fuzhou JB”)	July 26, 2017	PRC	100%	Industrial raw materials line-haul transportation services
Fuzhou Feiyi Automobile Service Co., Limited (“Fuzhou Feiyi”)	October 22, 2020	PRC	100%	Vehicle repair and maintenance services
Xuzhou Jiabin Supply Chain Limited (Xuzhou JB”)	December 18, 2025	PRC	100%	Industrial raw materials line-haul transportation services

Schedule of Estimated Useful Lives of Property, Equipment and Software	The estimated useful lives of property, equipment and software are as follows:
Building	20 years
Leasehold improvements	Shorter of remaining lease term or useful life
Computer equipment	3 years
Office equipment	5 years
Transportation equipment	5 years
Computer software	3 to 10 years

Schedule of Disaggregation of Revenue	The following table identifies the disaggregation of the Group’s revenue for the years ended December 31, 2023, 2024 and 2025, respectively:
		As of December 31,
Revenue Categories	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Transportation services
Paper	362,041,851	363,692,217	312,747,990	44,710,859
Steel	55,855,246	49,091,841	47,427,177	6,780,251
Coal	124,940,110	117,527,842	73,714,690	10,538,348
Food and others	163,825,473	147,904,228	194,618,165	27,822,866
Total	706,662,680	678,216,128	628,508,022	89,852,324

The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2023, 2024 and 2025, respectively.

		As of December 31,
Revenue Categories	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Point in time	168,555	6,301	6,418	918
Over time	706,494,125	678,209,827	628,501,604	89,851,406
Total	706,662,680	678,216,128	628,508,022	89,852,324

Schedule of Contract Assets
	As of December 31,
Contract Assets	2024	2025	2025
	RMB	RMB	US$
Balance at beginning of the year	67,565,629	63,584,323	9,090,097
Reversal during the year	(67,565,629)	(63,584,323)	(9,090,097)
Recognized to revenue during the year	63,584,323	48,079,453	6,873,501
Impairment during the year	-	-	-
Ending balance	63,584,323	48,079,453	6,873,501